Borrowings - Summary of Long-term Borrowings (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Long term debt repayment	The above Inter-Korean Cooperation Fund is repayable in installments over 13 years after a seven-year grace period.
Vessel facility loans [member] | Shinhan Bank [member]
Disclosure of detailed information about borrowings [line items]
LIBOR rate	5.331%
Vessel facility loans [member] | Woori Bank [Member]
Disclosure of detailed information about borrowings [line items]
LIBOR rate	3.909%
Vessel facility loans [member] | NH Jayang [Member]
Disclosure of detailed information about borrowings [line items]
LIBOR rate	3.82%